Flight Equipment Held For Operating Leases, Net (Tables)	12 Months Ended
Dec. 31, 2016
Net Investment In Finance And Sales-type Leases [Abstract]
Movements In Flight Equipment Held For Operating Leases

Movements in flight equipment held for operating leases during the years ended December 31, 2016 and 2015 were as follows:

	Year Ended December 31,
	2016	2015
Net book value at beginning of period	$32,219,494	$31,984,668
Additions	3,863,905	3,604,122
Depreciation	(1,753,574)	(1,803,125)
Impairment (Note 25)	(78,335)	(16,322)
AeroTurbine restructuring (Note 26)	(15,392)	(22,402)
Disposals/Transfers to held for sale	(2,246,825)	(1,325,626)
Transfers from held for sale	24,393	—
Transfers to net investment in finance and sales-type leases/inventory	(530,093)	(201,821)
Transfers from net investment in finance and sales-type leases	18,400	—
Net book value at end of period	$31,501,973	$32,219,494
Accumulated depreciation as of December 31, 2016 and 2015, respectively	$(5,086,611)	$(3,934,685)